Right of Use Assets	9 Months Ended
Sep. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets
6.	Right of use assets

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2020	757	106	863
Modification of building lease	(259)	—	(259)
Disposals	—	(21)	(21)
Impact of foreign exchange rate changes	22	4	26
At September 30, 2020	520	89	609

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2020	242	39	281
Disposals	—	(20)	(20)
Depreciation	142	23	165
Impact of foreign exchange rate changes	11	1	12
At September 30, 2020	395	43	438

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
At September 30, 2020	125	46	171
As at December 31, 2019	515	67	582

Upon the renegotiation of the building lease agreement completed effective April 30, 2020 (note 10), a modification was recorded to the building right of use asset in the amount of $259, representing the reduction in the square footage leased from the landlord.